Nuveen Pennsylvania Quality Municipal Income
Fund
Portfolio of Investments May 31, 2024
(Unaudited)
NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 161.6% (99.3% of Total Investments)
X 752,470,178
MUNICIPAL BONDS - 152.7%  (93.9% of Total Investments) X 752,470,178
Consumer Staples - 0.4% (0.3% of Total Investments)
$ 2,000 Pennsylvania Economic Development Financing Authority, Solid Waste
Disposal Revenue Bonds, Procter & Gamble Paper Project, Series 2001,
5.375%, 3/01/31, (AMT)
No Opt. Call $ 2,183,884
Total Consumer Staples 2,183,884
Education and Civic Organizations - 18.7% (11.5% of Total Investments)
590 Allegheny County Higher Education Building Authority, Pennsylvania,
College Revenue Refunding Bonds, Robert Morris College, Series 1998A,
6.000%, 5/01/28
No Opt. Call 601,558
Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2016:
735 3.000%, 10/15/30 10/26 at 100.00 637,027
1,000 5.000%, 10/15/38 10/26 at 100.00 929,113
1,625 Allegheny County Higher Education Building Authority, Pennsylvania,
Revenue Bonds, Robert Morris University, Series 2017, 5.000%, 10/15/47
10/27 at 100.00 1,403,816
20 Berks County Municipal Authority, Pennsylvania, Revenue Bonds,  Alvernia
University Project, Series 2020, 5.000%, 10/01/49
10/29 at 100.00 17,434
3,215 Bucks County Industrial Development Authority, Pennsylvania, Revenue
Bonds, School Lane Charter School Project, Series 2016, 5.125%, 3/15/36
3/27 at 100.00 3,224,196
835 Chester County Industrial Development Authority, Pennsylvania, Avon
Grove Charter School Revenue Bonds, Series 2017A, 5.000%, 12/15/47
12/27 at 100.00 787,047
1,000 (c) Chester County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Collegium Charter School Project, Series 2022, 6.000%, 10/15/52
10/32 at 100.00 1,006,444
2,200 Crawford County Industrial Development Authority, Pennsylvania, College
Revenue Bonds, Allegheny College, Series 2016, 3.000%, 5/01/34
5/26 at 100.00 1,850,719
1,000 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Dickinson College Project, Second Series 2017A, 5.000%, 11/01/39
11/27 at 100.00 1,033,825
1,230 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University Project, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 1,074,987
720 Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds,
Misericordia University, Series 2014, 5.000%, 5/01/37
6/24 at 100.00 688,529
1,285 (c) Erie County Industrial Development Authority, 6.750%, 9/01/61 9/33 at 100.00 1,274,432
4,595 Erie Higher Education Building Authority, Pennsylvania, Revenue Bonds,
Gannon University, Series 2016, 4.000%, 5/01/46
11/26 at 100.00 3,621,857
1,875 General Authority of Southcentral Pennsylvania, Revenue Bonds, AICUP
Financing Program-York College of Pennsylvania, Series 2017 PP4,
3.375%, 11/01/37
10/27 at 100.00 1,654,256
Huntingdon County General Authority, Pennsylvania, Revenue Bonds,
Juniata College, Series 2016OO2:
590 3.250%, 5/01/36 5/26 at 100.00 503,631
1,555 3.500%, 5/01/41 5/26 at 100.00 1,243,547
2,000 Indiana County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Foundation for Indiana University of Pennsylvania Project,
Refunding Series 2022, 4.000%, 5/01/54 - BAM Insured
5/32 at 100.00 1,845,492
Lackawanna County Industrial Development Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2017:
350 3.375%, 11/01/33 11/27 at 100.00 319,599
2,925 4.000%, 11/01/40 11/27 at 100.00 2,699,690
995 Lehigh County, Pennsylvania, Revenue Bonds, Lehigh Valley Dual
Language Charter School, General Purpose Authority, Series 2023,
7.000%, 6/01/53
6/30 at 103.00 1,047,847
2,000 McCandless Industrial Development Authority, Pennsylvania, La Roche
University Revenue Bonds, Series A and B of 2022, 6.750%, 12/01/46
12/32 at 100.00 1,911,139
1,775 Pennsylvania Economic Development Financing Authority, Pennsylvania,
Revenue Bonds, Villanova University Project, Series 2024, 4.000%, 8/01/54
8/34 at 100.00 1,673,782

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Education and Civic Organizations (continued)
$ 9,660 (d) Pennsylvania Economic Development Financing Authority, Pennsylvania,
Revenue Bonds, Villanova University Project, Series 2024, 4.000%,
8/01/54, (UB)
8/34 at 100.00 $ 9,109,145
1,315 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2021A, 2.625%, 6/01/42, (AMT)
6/30 at 100.00 1,077,156
2,425 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2022A, 4.500%, 6/01/43, (AMT)
6/31 at 100.00 2,393,412
1,360 Pennsylvania Higher Education Assistance Agency, Education Loan
Revenue Bonds, Senior Series 2023A, 4.000%, 6/01/44, (AMT)
6/32 at 100.00 1,284,275
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Bryn
Mawr College, Refunding Series 2014:
2,545 5.000%, 12/01/38 12/24 at 100.00 2,552,160
2,080 5.000%, 12/01/44 12/24 at 100.00 2,083,130
360 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
LaSalle University, Series 2012, 4.000%, 5/01/32
7/24 at 100.00 308,004
Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2012:
1,030 4.000%, 11/01/39 7/24 at 100.00 893,478
4,300 5.000%, 11/01/42 7/24 at 100.00 4,171,016
1,310 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of the Sciences in Philadelphia, Series 2015A, 5.000%, 11/01/36
11/25 at 100.00 1,310,308
1,440 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
Widener University, Series 2021A, 4.000%, 7/15/46
7/31 at 100.00 1,166,261
8,335 Pennsylvania State University, Revenue Bonds, Series 2022A, 5.000%,
9/01/47
9/32 at 100.00 8,918,828
3,000 Pennsylvania State University, Revenue Bonds, Series 2023, 5.250%,
9/01/48
9/33 at 100.00 3,292,407
1,255 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, La Salle University, Series 2017, 3.625%, 5/01/35
11/27 at 100.00 974,407
465 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Richard Allen Preparatory Charter School, Series 2006, 6.250%,
5/01/33
7/24 at 100.00 465,077
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph?s University Project, Refunding Series 2020C.
Forward Delivery:
1,500 4.000%, 11/01/36 11/29 at 100.00 1,472,321
1,400 4.000%, 11/01/37 11/29 at 100.00 1,361,351
3,000 Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, Saint Joseph's University Project, Series 2022, 5.500%, 11/01/60
11/32 at 100.00 3,179,870
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
2,280 (c) 5.000%, 3/15/45 3/28 at 100.00 1,904,230
2,320 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
Revenue Bonds, University of Scranton, Series 2016, 5.000%, 11/01/37
5/26 at 100.00 2,356,298
5,250 Scranton-Lackawanna Health and Welfare Authority, Pennsylvania,
University Revenue Bonds, Marywood University, Series 2016, 5.000%,
6/01/46
6/26 at 100.00 4,630,871
3,555 Washington County Industrial Development Authority, Pennsylvania,
College Revenue Bonds, AICUP Financing Program-Washington and
Jefferson College Project, Series 2017-PP5, 3.375%, 11/01/36
11/27 at 100.00 3,076,469
Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University
of Scranton, Series 2015A:
1,890 5.000%, 11/01/32 11/25 at 100.00 1,917,225
740 5.000%, 11/01/33 11/25 at 100.00 750,809
675 4.000%, 11/01/35 11/25 at 100.00 661,238
Total Education and Civic Organizations 92,359,713

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care - 26.0% (16.0% of Total Investments)
$ 18,580 Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, Allegheny Health Network Obligated Group Issue, Series
2018A, 4.000%, 4/01/44
4/28 at 100.00 $ 17,142,891
Allegheny County Hospital Development Authority, Pennsylvania,
Revenue Bonds, University of Pittsburgh Medical Center, Series 2019A:
210 4.000%, 7/15/35 7/29 at 100.00 209,996
2,285 4.000%, 7/15/36 7/29 at 100.00 2,262,960
Berks County Industrial Development Authority, Pennsylvania, Health
System Revenue Bonds, Tower Health Project, Series 2017:
1,260 3.750%, 11/01/42 11/27 at 100.00 643,699
10,435 5.000%, 11/01/50 11/27 at 100.00 5,280,332
10,170 Bucks County Industrial Development Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's University Health Network Project, Series
2021, 3.000%, 8/15/53
8/30 at 100.00 7,369,859
2,000 Butler County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Butler Health System Project, Series 2015A, 5.000%, 7/01/39
7/25 at 100.00 1,885,823
Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2017A:
2,470 4.000%, 10/01/36 10/27 at 100.00 2,472,953
1,580 4.000%, 10/01/37 10/27 at 100.00 1,575,455
3,095 4.000%, 10/01/47 10/27 at 100.00 2,892,681
1,105 Chester County Health and Education Facilities Authority, Pennsylvania,
Health System Revenue Bonds, Main Line Health System, Series 2020A,
4.000%, 9/01/50
9/30 at 100.00 1,018,039
1,500 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Penn State Health, Series 2019, 4.000%, 11/01/49
11/29 at 100.00 1,380,344
Dauphin County General Authority, Pennsylvania, Health System Revenue
Bonds, Pinnacle Health System Project, Refunding Series 2016A:
1,375 5.000%, 6/01/34 6/26 at 100.00 1,399,808
375 5.000%, 6/01/35 6/26 at 100.00 381,966
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A:
1,845 5.000%, 7/01/41 7/26 at 100.00 1,773,211
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A:
1,105 4.000%, 7/01/45 7/29 at 100.00 896,062
1,350 5.000%, 7/01/49 7/29 at 100.00 1,253,498
1,335 Dubois Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Penn
Highlands Healthcare, Series 2018, 5.000%, 7/15/48
1/28 at 100.00 1,298,331
3,215 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2014A, 5.000%, 6/01/41
6/24 at 100.00 3,215,379
3,335 Geisinger Authority, Montour County, Pennsylvania, Health System
Revenue Bonds, Geisinger Health System, Series 2020A, 4.000%, 4/01/50
4/30 at 100.00 3,087,657
1,650 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 1,676,733
2,200 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Refunding Series 2016B, 5.000%, 8/15/46
8/26 at 100.00 2,218,363
3,000 Lancaster County Hospital Authority, Revenue Bonds, University of
Pennsylvania Health System, Series 2016A, 5.000%, 8/15/42
8/26 at 100.00 3,042,979
1,530 Lehigh County General Purpose Authority, Pennsylvania, Hospital Revenue
Bonds, Lehigh Valley Health Network, Series 2012B, 4.000%, 7/01/43
6/24 at 100.00 1,399,459
Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds,
Good Shepherd Group, Refunding Series 2016:
1,265 3.000%, 11/01/36 5/26 at 100.00 1,031,127
2,850 (d) 4.000%, 11/01/41, (UB) 5/26 at 100.00 2,588,468
4,955 (d) 4.000%, 11/01/46, (UB) 5/26 at 100.00 4,263,401
Monroe County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Pocono Medical Center, Series 2016:
1,020 3.375%, 7/01/32 7/26 at 100.00 961,102
2,350 5.000%, 7/01/41 7/26 at 100.00 2,363,575

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Health Care (continued)
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A:
$ 2,675 4.000%, 9/01/38 9/28 at 100.00 $ 2,580,531
1,855 5.000%, 9/01/48 9/28 at 100.00 1,860,279
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019:
2,690 4.000%, 9/01/44 9/29 at 100.00 2,503,368
1,015 4.000%, 9/01/49 9/29 at 100.00 926,083
3,400 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
4.000%, 5/01/56
5/32 at 100.00 3,008,190
200 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Fixed Rate Series 2023A-
2, 4.000%, 5/15/48
5/33 at 100.00 185,771
3,000 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, University of Pittsburgh Medical Center, Series 2020A, 4.000%,
4/15/50
4/30 at 100.00 2,755,552
7,125 Pennsylvania HIgher Educational Facilities Authority, Revenue Bonds,
Thomas Jefferson University, Refunding Series 2015A, 5.250%, 9/01/50
3/25 at 100.00 7,144,418
14,445 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Refunding Series 2016C,
4.000%, 8/15/41
8/26 at 100.00 14,400,540
2,525 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/49
8/29 at 100.00 2,402,075
1,800 Philadelphia Hospitals and Higher Education Facilities Authority,
Pennsylvania, Hospital Revenue Bonds, Temple University Health System
Obligated Group, Series of 2017, 5.000%, 7/01/30
7/27 at 100.00 1,815,616
Pocono Mountains Industrial Park Authority, Pennsylvania, Hospital
Revenue Bonds, Saint Luke's Hospital -Monroe Project, Series 2015A:
2,990 5.000%, 8/15/40 2/25 at 100.00 3,000,603
1,170 4.000%, 8/15/45 2/25 at 100.00 1,071,060
5,660 Pottsville Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Lehigh Valley Health Network, Series 2016B, 5.000%, 7/01/45
1/27 at 100.00 5,716,707
1,305 Southcentral Pennsylvania General Authority, Revenue Bonds, Wellspan
Health Obligated Group, Series 2019A, 5.000%, 6/01/49
6/29 at 100.00 1,325,402
705 Westmoreland County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Excela Health Project, Series 2020A, 4.000%, 7/01/37
1/31 at 100.00 629,169
Total Health Care 128,311,515
Housing/Multifamily - 0.7% (0.4% of Total Investments)
160 Chester County Industrial Development Authority, Pennsylvania, Student
Housing Revenue Bonds, University Student Housing, LLC Project at West
Chester University Series 2013A, 5.000%, 8/01/45
7/24 at 100.00 150,820
1,650 Clarion County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Clarion University Foundation Inc. Student Housing Project at
Clarion University, Series 2014A, 5.000%, 7/01/45
7/24 at 100.00 1,649,981
270 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University Properties Inc. Student Housing Project at East Stroudsburg
University of Pennsylvania, Series 2016A, 5.000%, 7/01/31
7/26 at 100.00 263,205
1,278 Philadelphia Authority for Industrial Development, Pennsylvania,
Multifamily Housing Revenue Bonds, Presbyterian Homes Germantown -
Morrisville Project, Series 2005A, 5.625%, 7/01/35
7/24 at 100.00 1,302,945
Total Housing/Multifamily 3,366,951
Housing/Single Family - 22.7% (14.0% of Total Investments)
2,560 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2015-117B, 3.900%, 10/01/35
10/24 at 100.00 2,515,298
2,105 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-119, 3.500%, 10/01/36
4/25 at 100.00 1,894,788
4,890 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-120, 3.200%, 4/01/40
10/25 at 100.00 4,067,534
20,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2016-121, 3.200%, 10/01/41
10/25 at 100.00 16,916,615

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Housing/Single Family (continued)
$ 1,080 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-122, 3.650%, 10/01/32
4/26 at 100.00 $ 1,011,098
3,895 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-123B, 3.450%, 10/01/32
10/26 at 100.00 3,568,366
5,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2017-124B, 3.500%, 10/01/37
10/26 at 100.00 4,431,780
1,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-130A, 3.000%, 10/01/46
10/28 at 100.00 741,473
3,880 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2019-131A, 3.000%, 10/01/39
4/29 at 100.00 3,176,786
12,000 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-132A, 2.550%, 10/01/41
10/29 at 100.00 8,720,372
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2020-133:
1,500 2.350%, 10/01/40 10/29 at 100.00 1,086,369
1,350 2.500%, 10/01/45 10/29 at 100.00 926,053
1,565 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2021-136, 2.550%, 10/01/51
10/30 at 100.00 1,029,009
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Series 2023-141A:
4,105 (d) 4.600%, 10/01/43, (UB) 10/32 at 100.00 4,161,136
5,000 (d) 4.700%, 10/01/46, (UB) 10/32 at 100.00 4,993,836
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-134A:
5,000 1.850%, 4/01/36 10/29 at 100.00 3,640,010
3,650 2.050%, 4/01/41 10/29 at 100.00 2,488,288
2,505 2.100%, 10/01/43 10/29 at 100.00 1,610,905
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-135A:
5,295 2.250%, 10/01/41 10/30 at 100.00 3,738,077
6,855 2.375%, 10/01/46 10/30 at 100.00 4,496,893
7,705 2.500%, 10/01/50 10/30 at 100.00 4,822,233
Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2021-137:
5,240 2.450%, 10/01/41 4/31 at 100.00 3,792,072
6,545 2.600%, 4/01/46 4/31 at 100.00 4,561,083
3,335 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-138A, 3.000%, 4/01/42
10/31 at 100.00 2,640,582
8,500 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-1394A, 4.150%, 10/01/42
4/32 at 100.00 8,229,602
2,480 Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2022-140A, 4.450%, 10/01/47
4/32 at 100.00 2,393,803
10,000 (d) Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue
Bonds, Social Series 2023-142A, 4.900%, 10/01/46, (UB)
10/32 at 100.00 10,157,565
Total Housing/Single Family 111,811,626
Industrials - 1.3% (0.8% of Total Investments)
500 (c),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-1, 10.000%, 12/01/40
6/30 at 100.00 50
500 (c),(e),(f) Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, KDC Agribusiness Fairless Hills LLC Project,
Series 2020A-2, 10.000%, 12/01/40, (AMT)
6/30 at 100.00 50
6,455 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 6,466,580
Total Industrials 6,466,680
Long-Term Care - 7.8% (4.8% of Total Investments)
Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, Highlands at Wyomissing, Series 2017A:
940 5.000%, 5/15/37 5/27 at 100.00 946,116
1,160 5.000%, 5/15/47 5/27 at 100.00 1,111,103

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Long-Term Care (continued)
$ 230 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2015A, 5.000%,
12/01/35
12/25 at 100.00 $ 180,220
1,760 Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2019, 5.000%,
12/01/51
12/25 at 103.00 1,073,631
Chester County Health and Education Facilities Authority, Pennsylvania,
Revenue Bonds, Simpson Senior Services Project, Series 2021A:
3,910 4.000%, 12/01/40 12/28 at 103.00 2,384,058
2,000 4.000%, 12/01/51 12/28 at 103.00 1,013,702
3,005 Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Asbury Pennsylvania Obligated Group,  Refunding Series 2019, 5.000%,
1/01/45
1/25 at 104.00 2,675,169
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
1,585 4.000%, 1/01/33 1/25 at 100.00 1,551,144
2,850 5.000%, 1/01/38 1/25 at 100.00 2,861,813
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
985 5.000%, 1/01/28 1/26 at 100.00 995,526
1,815 5.000%, 1/01/29 1/26 at 100.00 1,836,329
735 5.000%, 1/01/30 1/26 at 100.00 743,974
300 3.250%, 1/01/36 1/26 at 100.00 267,443
1,405 3.250%, 1/01/39 1/26 at 100.00 1,182,443
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
690 4.125%, 1/01/38 1/29 at 100.00 659,843
200 5.000%, 1/01/39 1/29 at 100.00 203,757
650 Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Masonic Villages Project, Series 2015, 5.000%, 11/01/35
5/25 at 100.00 651,424
Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue
Bonds, Saint Anne's Retirement Community, Inc., Series 2020:
975 5.000%, 3/01/40 3/27 at 102.00 866,449
715 5.000%, 3/01/50 3/27 at 102.00 584,781
1,500 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Landis
Homes Retirement Community Project, Refunding Series 2015A, 5.000%,
7/01/45
7/25 at 100.00 1,391,141
Lancaster Industrial Development Authority, Pennsylvania, Health Center
Revenue Bonds, Landis Homes Retirement Community Project, Refunding
Series 2021:
875 4.000%, 7/01/51 7/26 at 103.00 663,104
1,400 4.000%, 7/01/56 7/26 at 103.00 1,030,052
5,000 Maxatawny Township Municipal Authority Revenue Bonds, Pennsylvania,
Diakon Lutheran Social Ministries Project,  Series 2022A, 4.500%, 1/01/45
1/32 at 100.00 4,602,306
1,000 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2023A, 5.250%, 11/15/53
11/30 at 100.00 1,020,236
Northampton County Industrial Development Authority, Pennsylvania,
Revenue Bonds, Morningstar Senior Living, Inc., Series 2019:
1,845 5.000%, 11/01/44 11/26 at 103.00 1,627,427
1,000 5.000%, 11/01/49 11/26 at 103.00 854,209
Pennsylvania Economic Development Finance Authority, Revenue Bonds,
Presbyterian Senior Living Project, Series 2023B-2:
500 5.000%, 7/01/42 7/29 at 103.00 510,304
1,250 5.250%, 7/01/46 7/29 at 103.00 1,283,038
Westmoreland County Industrial Development Authority, Pennsylvania,
Retirement Community Revenue Bonds, Redstone Presbyterian
SeniorCare Obligated Group, Refunding Bonds, Series 2021:
2,215 4.000%, 5/15/41 5/28 at 103.00 1,751,685
2,785 4.000%, 5/15/47 5/28 at 103.00 2,040,077
Total Long-Term Care 38,562,504

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General - 21.5% (13.2% of Total Investments)
$ 840 Adams County, Pennsylvania, General Obligation Bonds, Series 2017B,
2.500%, 11/15/29
11/25 at 100.00 $ 763,595
Allegheny County, Pennsylvania, General Obligation Bonds, Series
2014C-74:
1,750 5.000%, 12/01/32 12/24 at 100.00 1,758,584
1,285 5.000%, 12/01/34 12/24 at 100.00 1,291,115
1,010 Allegheny County, Pennsylvania, General Obligation Bonds, Series
2018C-77, 5.000%, 11/01/43
11/28 at 100.00 1,048,690
Bethel Park School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Refunding Series 2016:
1,500 4.000%, 8/01/31 8/26 at 100.00 1,512,227
305 4.000%, 8/01/33 8/26 at 100.00 307,491
1,000 Bristol Township School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2023, 4.125%, 6/01/40 - BAM Insured
6/31 at 100.00 1,006,028
Canon-McMillan School District, Washington County, Pennsylvania,
General Obligation Bonds, Series 2014D:
4,200 5.000%, 12/15/37 12/24 at 100.00 4,211,590
1,100 5.000%, 12/15/39 12/24 at 100.00 1,102,633
2,900 Colonial School District, Montgomery County, Pennsylvania, General
Obligation Bonds, Series 2020, 5.000%, 2/15/44
2/27 at 100.00 2,977,090
2,235 Cumberland Valley School District, Cumberland County, Pennsylvania,
General Obligation Bonds, Series 2023A, 5.000%, 11/15/47 - AGM
Insured
11/32 at 100.00 2,369,099
Delaware County, Pennsylvania, General Obligation Bonds, Series 2024:
1,265 5.000%, 8/01/46 , (WI/DD) 8/32 at 100.00 1,345,422
1,265 5.000%, 8/01/48 , (WI/DD) 8/32 at 100.00 1,339,697
7,465 Erie City School District, Erie County, Pennsylvania, General Obligation
Bonds, Series 2000, 0.000%, 9/01/30 - AMBAC Insured
No Opt. Call 5,730,136
Gateway School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2021:
1,010 3.000%, 10/15/33 - BAM Insured 10/31 at 100.00 894,871
425 3.000%, 10/15/35 - BAM Insured 10/31 at 100.00 366,937
5,750 Hempfield Area School District, Westmoreland County, Pennsylvania,
General Obligation Bonds, Series 2022A, 5.000%, 3/15/48 - AGM Insured
3/32 at 100.00 6,047,799
1,140 Kennett Consolidated School District, Chester County, Pennsylvania,
General Obligation Bonds, Series 2024, 5.000%, 2/15/51
2/32 at 100.00 1,202,047
North Allegheny School District, Allegheny County, Pennsylvania, General
Obligation Bonds, Series 2015:
5,000 5.000%, 5/01/31 5/25 at 100.00 5,057,216
4,000 5.000%, 5/01/32 5/25 at 100.00 4,044,338
2,875 5.000%, 5/01/33 5/25 at 100.00 2,906,611
Penn Manor School District, Lancaster County, Pennsylvania, General
Obligation Bonds, Series 2019A:
1,000 4.000%, 3/01/35 9/27 at 100.00 1,008,645
1,000 4.000%, 3/01/36 9/27 at 100.00 1,008,766
5,395 Pennsylvania State, General Obligation Bonds, Refunding First Series
2019, 5.000%, 7/15/24
No Opt. Call 5,402,334
3,925 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2007A, 5.000%, 6/01/34 - NPFG Insured
No Opt. Call 4,303,662
10,000 (d) Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2023A, 5.500%, 9/01/48, (UB)
9/33 at 100.00 10,904,425
1,000 Pittsburgh, Pennsylvania, General Obligation Bonds, Capital Improvement
Series 2024, 5.000%, 9/01/43
9/32 at 100.00 1,074,605
2,875 Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2022, 5.000%,
9/01/39
9/30 at 100.00 3,063,858
11,440 Reading School District, Berks County, Pennsylvania, General Obligation
Bonds, Series 2003B, 0.000%, 1/15/32 - NPFG Insured
No Opt. Call 8,100,552
21,000 (d) State Public School Building Authority, Pennsylvania, Lease Revenue
Bonds, Philadelphia School District, Series 2003, 5.500%, 6/01/28 - AGM
Insured, (UB)
No Opt. Call 22,365,556
125 The Redevelopment Authority of the City of Scranton, Lackawanna county,
Pennsylvania, Guaranteed Lease Revenue Bonds, Series 2016A, 5.000%,
11/15/28
6/24 at 100.00 125,032

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tax Obligation/General (continued)
$ 1,000 Tredyffrin-Easttown School District, Chester County, Pennsylvania, General
Obligation Bonds, Series 2024, 5.000%, 2/15/43 , (WI/DD)
2/32 at 100.00 $ 1,080,609
Total Tax Obligation/General 105,721,260
Tax Obligation/Limited - 11.4% (7.0% of Total Investments)
185 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, 615 Waterfront Project, Senior Series
2021, 6.000%, 5/01/42
5/31 at 100.00 190,985
155 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Project, Series 2018,
5.000%, 5/01/33
5/28 at 100.00 156,113
1,115 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, City Center Refunding Project, Series
2017, 5.000%, 5/01/42
5/27 at 100.00 1,096,653
1,415 (c) Allentown Neighborhood Improvement Zone Development Authority,
Pennsylvania, Tax Revenue Bonds, Neuweiler Lofts Project, Series 2023,
6.250%, 5/01/42
5/33 at 100.00 1,380,515
Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018:
1,500 5.000%, 6/01/31 6/28 at 100.00 1,569,971
2,315 4.000%, 6/01/39 - AGM Insured 6/28 at 100.00 2,272,993
7,215 (d) 4.000%, 6/01/39 - AGM Insured, (UB) 6/28 at 100.00 7,084,081
1,363 (c) Monroe County Industrial Development Authority, Pennsylvania, Special
Obligation Revenue Bonds, Tobyhanna Township Project, Series 2014,
6.875%, 7/01/33
7/24 at 100.00 1,325,155
1,100 Montgomery County Redevelopment Authority, Pennsylvania, Special
Obligation Revenue Bonds, River Pointe Project Series 2023, 6.500%,
9/01/43
9/33 at 100.00 1,102,793
Pennsylvania Turnpike Commission, Motor License Fund-Enhanced
Turnpike Special Revenue Bonds, Subordinate Series 2014A:
2,650 4.750%, 12/01/37 12/26 at 100.00 2,699,561
4,000 4.900%, 12/01/44 12/26 at 100.00 4,061,266
6,035 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Senior Lien Series 2021A, 4.000%, 12/01/51
12/31 at 100.00 5,636,835
1,245 Pennsylvania Turnpike Commission, Oil Franchise Tax Revenue Bonds,
Subordinate Series 2018B, 5.000%, 12/01/48
12/28 at 100.00 1,275,306
5,530 Philadelphia Authority For Industrial Development, Pennsylvania, City
Agreement Revenue Bonds, Cultural and Commercial Corridors Program,
Refunding Series 2016A, 5.000%, 12/01/30
12/25 at 100.00 5,610,548
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1:
1,137 4.750%, 7/01/53 7/28 at 100.00 1,129,860
1,935 5.000%, 7/01/58 7/28 at 100.00 1,935,628
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2:
2,018 4.329%, 7/01/40 7/28 at 100.00 2,011,686
807 4.329%, 7/01/40 7/28 at 100.00 804,475
3,319 4.784%, 7/01/58 7/28 at 100.00 3,289,642
10,000 (d) Southeastern Pennsylvania Transportation Authority, Revenue Bonds,
Asset Improvement Series 2022, 5.250%, 6/01/52, (UB)
6/32 at 100.00 10,773,031
825 Washington County Redevelopment Authority, Pennsylvania, Tanger
Outlet Victory Center Tax Increment Bonds, Series 2018, 5.000%, 7/01/35
1/28 at 100.00 804,751
Total Tax Obligation/Limited 56,211,848
Transportation - 15.9% (9.8% of Total Investments)
1,760 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/51, (AMT)
1/31 at 100.00 1,801,725
8,020 (d) Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021B, 5.000%, 1/01/56, (UB)
1/31 at 100.00 8,263,962
10,000 (d) Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2023A, 5.500%, 1/01/53 - AGM
Insured, (AMT), (UB)
1/33 at 100.00 10,709,083

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation (continued)
$ 1,350 Delaware River Port Authority, New Jersey and Pennsylvania, Revenue
Bonds, Series 2018A, 5.000%, 1/01/39
1/29 at 100.00 $ 1,434,894
12,170 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 13,177,816
820 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Refunding
Subordinate Second Series 2016B-2, 5.000%, 6/01/39
6/26 at 100.00 831,418
3,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2014C, 5.000%, 12/01/44
12/24 at 100.00 3,009,693
8,735 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 8,810,236
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B:
1,215 (d) 5.250%, 12/01/47, (UB) 12/32 at 100.00 1,324,199
2,365 (d) 5.250%, 12/01/52, (UB) 12/32 at 100.00 2,554,918
12,000 (d) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023A, 5.000%, 12/01/53, (UB)
12/33 at 100.00 12,770,335
2,005 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 2,112,849
Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate
Series 2017B-1:
1,435 5.000%, 6/01/31 6/27 at 100.00 1,486,094
1,430 5.000%, 6/01/33 6/27 at 100.00 1,481,153
1,100 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 1,008,014
585 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017A, 3.000%, 7/01/34 - AGM Insured
7/27 at 100.00 523,864
1,490 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT)
7/27 at 100.00 1,491,402
1,225 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020A, 4.000%, 7/01/35
7/30 at 100.00 1,233,896
1,470 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2020C, 4.000%, 7/01/50, (AMT)
7/30 at 100.00 1,316,204
Pittsburgh and Allegheny County Sports and Exhibition Authority,
Pennsylvania, Parking Revenue Bonds, Series 2017:
1,000 5.000%, 12/15/30 12/27 at 100.00 1,033,303
550 5.000%, 12/15/34 12/27 at 100.00 569,394
1,000 5.000%, 12/15/36 12/27 at 100.00 1,034,501
250 5.000%, 12/15/37 12/27 at 100.00 257,920
Total Transportation 78,236,873
U.S. Guaranteed - 6.6% (4.0% of Total Investments) (g)
Berks County Industrial Development Authority, Pennsylvania, Healthcare
Facilities Revenue Bonds, The Highlands at Wyomissing, Series 2018:
1,000 5.000%, 5/15/43, (Pre-refunded 5/15/25) 5/25 at 102.00 1,031,024
400 5.000%, 5/15/48, (Pre-refunded 5/15/25) 5/25 at 102.00 412,409
Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Mount Nittany Medical Center Project, Series 2016A:
805 5.000%, 11/15/41, (Pre-refunded 11/15/25) 11/25 at 100.00 821,032
2,985 5.000%, 11/15/46, (Pre-refunded 11/15/25) 11/25 at 100.00 3,044,447
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2015:
2,170 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 2,171,091
625 4.000%, 1/01/33, (Pre-refunded 1/01/25) 1/25 at 100.00 625,314
2,330 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 2,344,341
560 5.000%, 1/01/38, (Pre-refunded 1/01/25) 1/25 at 100.00 563,447
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2016:
610 3.250%, 1/01/39, (Pre-refunded 1/01/26) 1/26 at 100.00 606,789
Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019A:
1,075 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 1,144,172
135 5.000%, 1/01/39, (Pre-refunded 1/01/29) 1/29 at 100.00 143,687

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NQP
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
U.S. Guaranteed (g) (continued)
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2016A:
$ 430 5.000%, 7/01/41, (Pre-refunded 7/01/26) 7/26 at 100.00 $ 442,133
Doylestown Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Series 2019A:
120 4.000%, 7/01/45, (Pre-refunded 7/01/29) 7/29 at 100.00 122,825
150 5.000%, 7/01/49, (Pre-refunded 7/01/29) 7/29 at 100.00 160,456
1,235 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2014, 5.000%, 7/01/46, (Pre-refunded 7/01/24)
7/24 at 100.00 1,235,603
1,900 East Hempfield Township Industrial Development Authority, Pennsylvania,
Student Services Inc - Student Housing Project at Millersville University,
Series 2015, 5.000%, 7/01/47, (Pre-refunded 7/01/25)
7/25 at 100.00 1,925,784
9,000 Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 9,069,813
Pennsbury School District, Bucks County, Pennsylvania, General Obligation
Bonds, Series 2016A:
1,000 5.000%, 10/01/33, (Pre-refunded 4/01/25) 4/25 at 100.00 1,012,028
1,860 5.000%, 10/01/34, (Pre-refunded 4/01/25) 4/25 at 100.00 1,882,372
2,045 5.000%, 10/01/35, (Pre-refunded 4/01/25) 4/25 at 100.00 2,069,597
Philadelphia Authority for Industrial Development, Pennsylvania, Revenue
Bonds, University of the Arts, Series 2017:
140 (c) 5.000%, 3/15/45, (Pre-refunded 3/15/28) 3/28 at 100.00 148,068
1,335 Saint Mary Hospital Authority, Pennsylvania, Hospital Revenue Bonds,
Trinity Health Credit Group, Refunding Series 2019PA, 5.000%, 12/01/48,
(Pre-refunded 12/01/28)
12/28 at 100.00 1,433,570
Total U.S. Guaranteed 32,410,002
Utilities - 19.7% (12.1% of Total Investments)
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Refunding Series 2015:
3,325 5.000%, 12/01/40 12/25 at 100.00 3,338,460
3,320 5.000%, 12/01/45 12/25 at 100.00 3,333,915
1,000 Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2018, 5.000%, 6/01/43
6/28 at 100.00 1,038,036
4,165 (d) Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2022, 5.000%, 6/01/53, (UB)
6/32 at 100.00 4,365,056
6,500 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 6,663,708
2,000 Bethel Park Municipal Authority, Pennsylvania, Guaranteed Sewer
Revenue Bonds, Series 2020B, 3.000%, 9/01/47
9/30 at 100.00 1,480,270
7,000 (d) Bucks County Water and Sewer Authority, Pennsylvania, Sewer System
Revenue Bonds, Series 2022A, 4.250%, 12/01/47 - AGM Insured, (UB)
12/32 at 100.00 6,795,284
Delaware County Regional Water Quality Control Authority, Pennsylvania,
Sewer Revenue Bonds, Series 2015:
1,110 5.000%, 5/01/40 5/25 at 100.00 1,117,347
855 4.000%, 5/01/45 5/25 at 100.00 834,824
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Capital Appreciation Series 2013B:
7,295 0.000%, 12/01/34 No Opt. Call 4,610,670
4,420 0.000%, 12/01/35 No Opt. Call 2,659,180
2,000 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2024, 4.000%, 12/01/46 - BAM Insured
6/34 at 100.00 1,912,597
295 Luzerne County Industrial Development Authority, Pennsylvania, Revenue
Bonds, Pennsylvania-American Water Company Project, Refunding Series
2019, 2.450%, 12/01/39, (AMT), (Mandatory Put 12/03/29)
12/29 at 100.00 261,043
3,940 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding Series
2019A, 3.000%, 10/01/36, (AMT)
10/29 at 100.00 3,410,204

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Utilities (continued)
$ 3,400 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, York Water Company Project, Refunding Series
2019B, 3.100%, 11/01/38, (AMT)
11/29 at 100.00 $ 2,868,022
10,500 Pennsylvania Economic Development Financing Authority, Revenue
Bonds, Pennsylvania-American Water Company, Refunding Series 2019,
3.000%, 4/01/39
10/29 at 100.00 8,591,818
2,000 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Fifteenth Series 2017, 5.000%, 8/01/37
8/27 at 100.00 2,057,729
2,120 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, 1998 General
Ordinance, Sixteenth Series 2020A, 5.000%, 8/01/50 - AGM Insured
8/30 at 100.00 2,213,106
2,735 Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding
Thirteenth Series 2015, 5.000%, 8/01/29
8/25 at 100.00 2,767,746
Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2018A:
5,000 5.000%, 10/01/48 10/28 at 100.00 5,167,637
6,175 5.000%, 10/01/53 10/28 at 100.00 6,352,799
4,695 Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2022C, 5.500%, 6/01/47
6/32 at 100.00 5,154,210
12,000 (d) Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series
2023B, 4.500%, 9/01/48 - AGM Insured, (UB)
9/33 at 100.00 12,075,624
Pittsburgh Water and Sewer Authority, Pennsylvania, Water and Sewer
System Revenue Bonds, First Lien Series 2023A:
3,250 5.000%, 9/01/48 - AGM Insured 9/33 at 100.00 3,429,766
2,630 4.250%, 9/01/53 - AGM Insured 9/33 at 100.00 2,533,575
Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Refunding Series 2020:
1,000 4.000%, 8/15/24 - AGM Insured No Opt. Call 999,811
1,000 2.450%, 8/15/37 - AGM Insured 8/28 at 100.00 794,885
Total Utilities 96,827,322
Total Municipal Bonds
(cost $796,375,303) 752,470,178
Shares Description (a) Value
X 43,603,881
COMMON STOCKS - 8.9%  (5.4% of Total Investments) X 43,603,881
Utilities - 8 .9% ( 5 .4 % of Total Investments)
17,221 (f),(h),(i) Vistra Corp $ 43,603,881
Total Utilities 43,603,881
Total Common Stocks
(cost $16,839,773) 43,603,881
Principal
Amount (000) Description Coupon (j)
Reference
Rate (j) Spread (j) Maturity (k) Value
8,248
VARIABLE RATE SENIOR LOAN INTERESTS - 0.0%  (0.0% of Total Investments) X 8,248
Capital Goods - 0 .0% ( 0 .0 % of Total Investments)
$ 64
(e),(f)
KDC Agribusiness Fairless Hills
LLC
12.000% N/A N/A 09/17/24 $ 8,248
Total Capital Goods 8,248
Total Variable Rate Senior Loan Interests
(cost $64,338) 8,248
Total Long-Term Investments
(cost $813,279,414) 796,082,307
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS -  1.1% (0.7% of Total Investments)
X 5,500,000
MUNICIPAL BONDS - 1.1%  (0.7% of Total Investments) X 5,500,000
Education and Civic Organizations - 0 .5% ( 0 .3 % of Total Investments)
$ 2,500 (l) Washington County Authority, Pennsylvania, Revenue Bonds, University of
Pennsylvania, Series 2004, 3.160%, 7/01/34, (Mandatory Put 6/07/24)
6/24 at 100.00 $ 2,500,000
Total Education and Civic Organizations 2,500,000

Nuveen Pennsylvania Quality Municipal Income Fund
(continued)
Portfolio of Investments
May 31, 2024
(Unaudited)

NQP
Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Transportation - 0 .6% ( 0 .4 % of Total Investments)
$ 3,000 (l) Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2023B, 3.340%, 12/01/43, (Mandatory Put 6/07/24)
5/24 at 100.00 $ 3,000,000
Total Transportation 3,000,000
Total Municipal Bonds
(cost $5,500,000) 5,500,000
Total Short-Term Investments
(cost $5,500,000) 5,500,000
Total Investments
(cost $818,779,414) - 162.7% 801,582,307
Floating Rate Obligations - (22.0)%   (108,590,000)
VRDP Shares, Net - (44.0)% (m) (216,863,100)
Other Assets & Liabilities, Net - 3.3% 16,595,412
Net Assets Applicable to Common Shares - 100% $ 492,724,619
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 752,470,078 $ 100 $ 752,470,178
Common Stocks – – 43,603,881 43,603,881
Variable Rate Senior Loan Interests – – 8,248 8,248
Short-Term Investments:
Municipal Bonds – 5,500,000 – 5,500,000
Total
$ – $ 757,970,078 $ 43,612,229 $ 801,582,307
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are deemed liquid and may be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers. As of the end of the reporting period, the aggregate value of these securities is $8,482,694 or 1.1% of Total Investments.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.
(g) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.

(h) On March 1, 2024, Vistra Corp. (“Vistra”) completed its acquisition of Energy Harbor Corp (“ENGH”).  ENGH has been merged into a newly formed subsidiary of Vistra, Vistra Vision.  In connection with the transaction, holders of ENGH common stock received a combination of cash
and membership interests in Vistra Vision.   These Vistra Vision interests were issued in a private transaction and may have reduced secondary market liquidity.
(i) Non-income producing; issuer has not declared an ex-dividend date within the past twelve months.
(j) Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference
Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank
Offered Rate ("LIBOR"), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.
(k) Senior loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.
(l) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(m) VRDP Shares, Net as a percentage of Total Investments is 27.1%.
AMT Alternative Minimum Tax
N/A Not Applicable.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction. Inverse floating rate trust is a Recourse Trust unless otherwise noted.
WI/DD When-issued or delayed delivery security.